LOANS, Loan Portfolios (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans [Abstract]
Total loans		$ 2,905,045
Total loans	[1]		$ 2,733,678
Net of deferred loan costs		22,400	14,600
Proceeds from sale of loans		10,032	2,395	$ 50,516
Gain (loss) on sale of loans		35,880	62,560	19,978
Residential Fixed Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans		9,600
Gain (loss) on sale of loans		450
Residential Fixed Rate Mortgage [Member] | Freddie Mac [Member]
Loans [Abstract]
Proceeds from sale of loans			26,300
Gain (loss) on sale of loans			720
Residential Fixed and Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans				9,900
Gain (loss) on sale of loans				70
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total loans	[2]	870,169
Total loans	[2]		792,762
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total loans	[2]	128,801
Total loans	[2]		138,128
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total loans	[2]	278,992
Total loans	[2]		232,693
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total loans	[2],[3]	726,224
Total loans	[2],[3]		669,150
Consumer [Member]
Loans [Abstract]
Total loans		339,785
Total loans			468,090
Commercial [Member]
Loans [Abstract]
Total loans		555,696
Total loans			429,011
Agricultural [Member]
Loans [Abstract]
Total loans		5,378
Total loans			3,844
Mortgage [Member]
Loans [Abstract]
Total loans	[4]	$ 1,139,659
Total loans	[1]		1,015,926
Mortgage [Member] | Residential Adjustable Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans				40,600
Gain (loss) on sale of loans				10
Mortgage [Member] | Residential Fixed Rate Mortgage [Member]
Loans [Abstract]
Proceeds from sale of loans			2,400
Gain (loss) on sale of loans			$ 70
Mortgage [Member] | Residential Fixed Rate Mortgage [Member] | Freddie Mac [Member]
Loans [Abstract]
Proceeds from sale of loans				65,100
Gain (loss) on sale of loans				$ 1,700

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Includes both residential and non-residential commercial loans secured by real estate.
[3]	Includes loans secured by multi-family residential and non-farm, non-residential property.
[4]	Credit scores have been updated within the last twelve months.